Property, equipment and software (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	May 31, 2024
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	$ 12,091	$ 11,044
Balance at the end of the year	12,125	12,091
Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	29,975	26,169
Balance recognized upon the merger of UBS AG and Credit Suisse AG			$ 4,142
Additions	2,214	1,717
Disposals / write-offs	(2,231)	(940)
Reclassifications	(107)	(158)
Foreign currency translation	1,972	(955)
Balance at the end of the year	31,823	29,975
Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	17,885	15,126
Accumulated depreciation recognized upon the merger of UBS AG and Credit Suisse AG		1,514
Depreciation	2,790	2,793
Impairment	59	23
Disposals / write-offs	(2,196)	(937)
Reclassifications	(44)	(40)
Foreign currency translation	1,203	(594)
Balance at the end of the year	19,698	17,885
Accumulated depreciation | Global Wealth Management
Disclosure Of Property Equipment Software [Line Items]
Impairment	6
Accumulated depreciation | Group Items
Disclosure Of Property Equipment Software [Line Items]
Impairment	50
Accumulated depreciation | Non-core and Legacy
Disclosure Of Property Equipment Software [Line Items]
Impairment	2
Owned properties and equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	4,247
Balance at the end of the year	4,505	4,247
Owned properties and equipment | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	12,148
Additions	192
Disposals / write-offs	(1,356)
Reclassifications	240
Foreign currency translation	1,172
Balance at the end of the year	12,395	12,148
Owned properties and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	7,900
Depreciation	610
Impairment	6
Disposals / write-offs	(1,323)
Reclassifications	(44)
Foreign currency translation	741
Balance at the end of the year	7,890	7,900
Leased properties and equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	2,814
Balance at the end of the year	2,607	2,814
Cash outflows on lease	841	917
Leased properties and equipment | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	5,850
Additions	339
Disposals / write-offs	(441)
Reclassifications	0
Foreign currency translation	256
Balance at the end of the year	6,005	5,850
Leased properties and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	3,036
Depreciation	636
Impairment	1
Disposals / write-offs	(441)
Reclassifications	0
Foreign currency translation	165
Balance at the end of the year	3,397	3,036
Software
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	4,422
Balance at the end of the year	4,237	4,422
Software | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	11,371
Additions	83
Disposals / write-offs	(433)
Reclassifications	1,156
Foreign currency translation	469
Balance at the end of the year	12,647	11,371
Software | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	6,949
Depreciation	1,544
Impairment	52
Disposals / write-offs	(433)
Reclassifications	0
Foreign currency translation	297
Balance at the end of the year	8,410	6,949
Projects in progress
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	607
Balance at the end of the year	777	607
Internally generated software in progress	486
Own use properties in progress	290
Projects in progress | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	607
Additions	1,601
Disposals / write-offs	(1)
Reclassifications	(1,504)
Foreign currency translation	74
Balance at the end of the year	$ 777	$ 607